Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of summarizes the common shares issued and outstanding
	December 31, 2023	December 31, 2022
	$	$
Issued: 49,985,102 (2022 – 44,758,269) common shares	67,889,465	57,020,116

Summary of details on dividend
Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 13, 2023	0.011	March 31, 2023	April 14, 2023	496,396
May 10, 2023	0.011	June 30, 2023	July 14, 2023	529,672
August 10, 2023	0.011	September 29, 2023	October 13, 2023	536,761
November 8, 2023	0.011	December 29, 2023	January 12, 2024	549,836

	0.044			2,112,665
Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
September 20, 2022	0.01	October 21, 2022	November 4, 2022	445,940
November 14, 2022	0.01	December 30, 2022	January 13, 2023	447,583

	0.02			893,523